Property and Equipment - Narrative (Details) - Computer equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Original cost	$ 14,579,000	$ 13,191,000
Gain (loss) on disposal of assets	$ 0	$ 0